Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2018
Registrant Name	dei_EntityRegistrantName	RANGER FUNDS INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001524348
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	rftsx
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2018
Prospectus Date	rr_ProspectusDate	Dec. 01, 2018
RANGER SMALL CAP FUND
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 49.21%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.21%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of small capitalization ("small cap") companies. The Fund defines small cap companies as those that at the time of initial purchase: (i) have a market capitalization between $100 million and $2.5 billion, or (ii) are within the capitalization range of the Russell 2000 Growth Index as of its most recent reconstitution date, which was $51.89 million to $6.70 billion as of June 22, 2018.

The adviser's strategy begins with the narrowing of the small cap stock universe to identify companies that the adviser believes have a proven track record of competitive advantages and the ability to produce sustainable value for shareholders in the foreseeable future. From this group, the adviser selects securities that it believes are trading at prices below their intrinsic value. The adviser sells a stock if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks: As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•	Liquidity Risk. Some small cap securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it difficult or impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

•	Management Risk. The adviser's judgments about the attractiveness and potential appreciation of one or more securities may prove to be inaccurate and may not produce the desired results.

•	Small Cap Company Risk. Stocks of smaller companies are more volatile than stocks of larger companies. This means that the value of small cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-458-4744
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rangerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Return For Calendar Years Ended December 31
Annual Return 2012	rr_AnnualReturn2012	2.41%
Annual Return 2013	rr_AnnualReturn2013	36.97%
Annual Return 2014	rr_AnnualReturn2014	2.70%
Annual Return 2015	rr_AnnualReturn2015	3.05%
Annual Return 2016	rr_AnnualReturn2016	19.51%
Annual Return 2017	rr_AnnualReturn2017	15.32%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3/31/2012 13.89% Worst Quarter: 6/30/2012 -7.22% The year-to-date return as of the most recent calendar quarter, which ended September 30, 2018, was 15.42%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.22%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values. The figures for the Russell 2000 Growth Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

RANGER SMALL CAP FUND | INVESTOR CLASS
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.35%
One Year	rr_ExpenseExampleYear01	$ 137
Three Years	rr_ExpenseExampleYear03	493
Five Years	rr_ExpenseExampleYear05	873
Ten Years	rr_ExpenseExampleYear10	$ 1,939
RANGER SMALL CAP FUND | INSTITUTIONAL CLASS
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.10%
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	416
Five Years	rr_ExpenseExampleYear05	742
Ten Years	rr_ExpenseExampleYear10	$ 1,664
1 Year	rr_AverageAnnualReturnYear01	15.32%
5 Years	rr_AverageAnnualReturnYear05	14.84%
Since Inception September 29, 2011	rr_AverageAnnualReturnSinceInception	15.72%
RANGER SMALL CAP FUND | After Taxes on Distributions | INSTITUTIONAL CLASS
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.20%
5 Years	rr_AverageAnnualReturnYear05	13.13%
Since Inception September 29, 2011	rr_AverageAnnualReturnSinceInception	14.21%
RANGER SMALL CAP FUND | After Taxes on Distributions and Sales | INSTITUTIONAL CLASS
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.29%
5 Years	rr_AverageAnnualReturnYear05	11.72%
Since Inception September 29, 2011	rr_AverageAnnualReturnSinceInception	12.62%
RANGER SMALL CAP FUND | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.17%
5 Years	rr_AverageAnnualReturnYear05	15.21%
Since Inception September 29, 2011	rr_AverageAnnualReturnSinceInception	16.49%
RANGER MICRO CAP FUND
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of micro capitalization ("micro cap") companies. The Fund defines micro cap companies as those that at the time of purchase: (i) have a market capitalization between $100 million and $750 million or (ii) are within the capitalization range of the Russell Micro Cap Growth Index as of its most recent reconstitution date, which was $8.29 million to $1.97 billion as of June 22, 2018.

The adviser's strategy begins by narrowing the micro cap stock universe to identify companies that the adviser believes have a proven track record of competitive advantages and the ability to produce sustainable value for shareholders in the foreseeable future. From this group, the adviser selects securities that it believes are trading at prices below their intrinsic value. The adviser sells a stock if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of micro capitalization ("micro cap") companies. The Fund defines micro cap companies as those that at the time of purchase: (i) have a market capitalization between $100 million and $750 million or (ii) are within the capitalization range of the Russell Micro Cap Growth Index as of its most recent reconstitution date, which was $8.29 million to $1.97 billion as of June 22, 2018.

The adviser's strategy begins by narrowing the micro cap stock universe to identify companies that the adviser believes have a proven track record of competitive advantages and the ability to produce sustainable value for shareholders in the foreseeable future. From this group, the adviser selects securities that it believes are trading at prices below their intrinsic value. The adviser sells a stock if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks: As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

  Liquidity Risk. Some micro cap securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it difficult or impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

  Management Risk. The adviser's judgments about the attractiveness and potential appreciation of one or more securities may prove to be inaccurate and may not produce the desired results.

  Micro Cap Company Risk. Micro cap companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. Micro cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on larger cap companies.

  Portfolio Turnover Risk. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus, and such information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (as applicable) compare to those of a broad measure of market performance. Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-458-4744
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rangerfunds.com
RANGER MICRO CAP FUND | INVESTOR CLASS
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.75%
RANGER MICRO CAP FUND | INSTITUTIONAL CLASS
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.50%
RANGER QUEST FOR INCOME AND GROWTH FUND
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital while providing current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 50.62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.62%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks income by investing globally in a range of securities, primarily equities, which provide current income combined with the potential for capital appreciation. The Fund invests primarily, but not exclusively, in income-producing (1) common stocks, (2) preferred stocks, including convertible securities (3) publicly traded partnerships, including but not limited to master limited partnerships ("MLPs") and (4) common shares of real estate investment trusts ("REITs"). The Fund may also invest in fixed income securities of any maturity or credit quality, including high yield bonds rated below BBB- by S&P or Fitch or Baa by Moody’s (commonly known as "junk bonds"). The fund invests without restriction as to issuer country, capitalization or currency.

The Fund's adviser seeks to achieve the Fund's investment objective by investing globally (including in emerging markets) primarily in a variety of income-producing securities that the adviser believes have attractive yields, and in the case of common stocks, the potential for dividend growth. The adviser employs a bottom-up, fundamentals-based investment approach to security selection. The adviser selects stock of issuers that it believes are stable and industry- or region-leading companies. The adviser selects fixed income securities that it believes have the highest expected return among issuers of similar credit quality. The adviser's investment philosophy seeks domestic and international investment candidates characterized by (i) attractive yield, (ii) quality and (iii) financial strength.

The adviser screens the equity and fixed income universe on the basis of quantitative valuation criteria which seek to identify companies with attractive yields which have shown the ability to maintain and grow their dividends or make interest payments through diverse economic environments. This set of securities is narrowed by eliminating those securities which have not historically been able to demonstrate sustained dividend growth or interest and principal repayment over a full economic cycle. Companies with above-average fundamental valuation are further analyzed for financial stability and quality to determine whether they merit investment. The adviser evaluates quality using quantitative factors such as return on equity, return on assets and earnings consistency. Qualitative factors include quality of the management team, shareholder orientation, industry position, investment strategy and growth potential. The adviser evaluates financial strength by estimating the ability of a company to meet its financial needs and obligations such as capital investment, working capital demands, research expense, debt payments and dividends and stock buybacks. The adviser selects securities of the highest ranking issuers based on the filters of yield, quality and financial strength.

The adviser sells a security if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that may impair its value.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks: As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will cause the value of Fund fixed income securities to decline. Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

  Distribution Policy Risk. The Fund's distribution policy is not designed to guarantee distributions that equal a fixed percentage of the Fund's current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. All or a portion of a distribution may consist of a return of capital (i.e. from your original investment). Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

  Foreign Investment Risk. Investing is securities of foreign issuers involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing and legal standards. In addition, investments within foreign markets may subject the Fund to additional taxation and/or dividend withholding.

  Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

  Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Liquidity Risk. Some equity and/or fixed income securities may have few market-makers and low trading volume (if any), which tend to increase transaction costs and may make it difficult or impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

  Lower Rated Fixed Income Securities Risk and High Yield Fixed Income Securities Risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. Companies issuing these securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties; and could become worthless. The value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

  Management Risk. The adviser's judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, the adviser's reliance on investment strategy judgments about the credit quality or the relative value of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower than expected returns.

  Master Limited Partnership Risks. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the MLP general partner, including those arising from incentive distribution payments. The Fund's MLP investments may be primarily but not exclusively focused in the energy sector exposing the Fund to the following risks. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs. Stricter energy-related laws, regulations or enforcement policies could be enacted in the future which would likely increase costs and may adversely affect the financial performance of MLPs. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate.

  Preferred Stock Risk. Non-convertible preferred stock is primarily subject to interest rate risk and secondarily equity market risk. Convertible preferred stock is a hybrid that is subject to interest rate risk and an equity market risk which is more material than non-convertible preferred of the same issuer.

  Real Estate Industry Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

  Small and Mid Capitalization Company Risks. The value of small or mid capitalization company securities, including business development companies ("BDCs"), may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-458-4744
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rangerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Return For Calendar Years Ended December 31
Annual Return 2012	rr_AnnualReturn2012	15.27%
Annual Return 2013	rr_AnnualReturn2013	13.89%
Annual Return 2014	rr_AnnualReturn2014	3.63%
Annual Return 2015	rr_AnnualReturn2015	(8.84%)
Annual Return 2016	rr_AnnualReturn2016	8.08%
Annual Return 2017	rr_AnnualReturn2017	15.70%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3/31/2013 10.51% Worst Quarter: 9/30/2015 -8.86% The year-to-date return as of the most recent calendar quarter, which ended September 30, 2018, was 1.10%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.86%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

MSCI AC Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The index is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets. The index measures the returns of large and mid-cap companies across 23 developed markets and 23 emerging markets countries. With 2,470 constituents, the index covers approximately 85% of the global investable equity opportunity set.

RANGER QUEST FOR INCOME AND GROWTH FUND | INVESTOR CLASS
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.78%
One Year	rr_ExpenseExampleYear01	$ 181
Three Years	rr_ExpenseExampleYear03	673
Five Years	rr_ExpenseExampleYear05	1,191
Ten Years	rr_ExpenseExampleYear10	$ 2,614
1 Year	rr_AverageAnnualReturnYear01	15.44%
Since Inception September 29, 2011	rr_AverageAnnualReturnSinceInception	4.58%	[5]
RANGER QUEST FOR INCOME AND GROWTH FUND | INSTITUTIONAL CLASS
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.53%
One Year	rr_ExpenseExampleYear01	$ 156
Three Years	rr_ExpenseExampleYear03	588
Five Years	rr_ExpenseExampleYear05	1,047
Ten Years	rr_ExpenseExampleYear10	$ 2,319
1 Year	rr_AverageAnnualReturnYear01	15.70%
5 Years	rr_AverageAnnualReturnYear05	6.11%
Since Inception September 29, 2011	rr_AverageAnnualReturnSinceInception	8.65%	[6]
RANGER QUEST FOR INCOME AND GROWTH FUND | After Taxes on Distributions | INSTITUTIONAL CLASS
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.87%
5 Years	rr_AverageAnnualReturnYear05	4.20%
Since Inception September 29, 2011	rr_AverageAnnualReturnSinceInception	6.79%	[6]
RANGER QUEST FOR INCOME AND GROWTH FUND | After Taxes on Distributions and Sales | INSTITUTIONAL CLASS
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.12%
5 Years	rr_AverageAnnualReturnYear05	3.84%
Since Inception September 29, 2011	rr_AverageAnnualReturnSinceInception	5.97%	[6]
RANGER QUEST FOR INCOME AND GROWTH FUND | Standard & Poor’s 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
Since Inception September 29, 2011	rr_AverageAnnualReturnSinceInception	16.74%	[6]
RANGER QUEST FOR INCOME AND GROWTH FUND | MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.62%
5 Years	rr_AverageAnnualReturnYear05	11.40%
Since Inception September 29, 2011	rr_AverageAnnualReturnSinceInception	12.62%	[6]

[1]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2019, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder service fees, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.10% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[2]	Estimated for the Fund's first fiscal year.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2019, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[4]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	Inception date June 4, 2013.
[6]	Inception date September 29, 2011.